                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-07816

                              PIMCO PCM Fund, Inc.
               (Exact name of registrant as specified in charter)

                 1345 Avenue of the Americas, New York, NY 10105
                     (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                           1345 Avenue of the Americas
                               New York, NY 10105
                     (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                      Date of fiscal year end: December 31

          Date of reporting period: July 1, 2009 through June 30, 2010

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07816
Reporting Period: 07/01/2009 - 06/30/2010
Pimco PCM Fund, Inc. (PCM)









============================= PCM FUND, INC. (PCM) =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):              PIMCO PCM Fund, Inc.


By (Signature and Title)*: /s/ Brian Shlissel
                           --------------------------------------------
                           Name: Brian Shlissel
                           Title: President and Chief Executive Officer

Date: August 31, 2010

* Print the name and title of each signing officer under his or her signature.